Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted (Net Loss) Earnings Per Share
Basic and diluted (net loss) earnings per share are as follows (in millions, except for share and per share amounts):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Basic and diluted (net loss) earnings per share:
Numerator
Net (loss) income attributable to Alight, Inc. – basic and diluted	$(68)	$(11)
Denominator
Weighted-average shares outstanding – basic	476,145,761	456,838,216

Basic and diluted (net loss) earnings per share	$(0.14)	$(0.02)

Basic and diluted (net loss) earnings per share are as follows (in millions, except for share and per share amounts):

	Year Ended December 31, 2022	Six Months Ended December 31, 2021
Basic and diluted (net loss) earnings per share:
Numerator
Net (loss) income attributable to Alight, Inc.—basic and diluted	$(62)	$(35)
Denominator

Weighted-average shares outstanding—basic and diluted	458,558,192	439,800,624

Basic and diluted (net loss) earnings per share	$(0.14)	$(0.08)